CAPITAL AND RESERVES	12 Months Ended
Mar. 31, 2022
Capital And Reserves
CAPITAL AND RESERVES

13.	CAPITAL AND RESERVES

Capital Management

For the purpose of the Company’s capital management, capital includes called up share capital, share premium, share based payments for options, share based payments for warrants and all other equity reserves attributable to the equity holders of the parent as reflected in the statement of financial position.

The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going concern and to maximise shareholder value through the optimisation of the debt and equity balance.

The Company manages its capital to maximise the return to the shareholders through the optimisation of equity. The capital structure of the Company as at 31 March 2022 consists of equity attributable to equity holders of the Company, comprising issued capital, reserves and retained deficit as disclosed.

The Company manages its capital structure and makes adjustments to it, in light of economic conditions and the strategy approved by shareholders. To maintain or adjust the capital structure, the Group may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares and release the Company’s share premium account. No changes were made in the objectives, policies or processes during the year ended 31 March 2022 and 31 March 2021.

Share capital and premium

The Company is authorized to issue an unlimited number of nil par value shares of a single class. The Company may issue fractional shares and a fractional share shall have the corresponding fractional rights, obligations and liabilities of a whole share of the same class or series of shares. Shares may be issued in one or more series of shares as the Directors may by resolution determine from time to time.

Each share in the Company confers upon the shareholder:

●	the right to one vote at a meeting of the shareholders or on any resolution of shareholders;

●	the right to an equal share in any dividend paid by the Company; and

●	the right to an equal share in the distribution of the surplus assets of the Company on its liquidation.

The Company may by resolution of the Directors redeem, purchase or otherwise acquire all or any of the shares in the Company subject to regulations set out in the Company’s Articles of Incorporation.

Authorized

The Company is authorized to issue an unlimited number of nil par value shares of a single class.

	Shares	Share capital
Issued ordinary shares of US$0.00 each	Number	$
At 31 March 2020	636,297,049	112,079,984
Shares issued - private placement	36,269,253	230,019
Relative Fair value charge for warrants issued in conjunction with private placement		(138,305)
CLNs issued in lieu of fundraising commission		(558,395)
Options exercised	250,000	15,870
At 31 March 2021	672,816,302	111,629,173
Exercise of warrants	386,512,756	3,470,940
Conversion of CLN	315,086,410	8,876,397
At 31 March 2022	1,374,415,468	123,976,510

Issuance of ordinary shares

In May 2019, 36,363,636 ordinary shares were issued at an issue price of 1.1p per ordinary share by way of a placing of ordinary shares to raise finance.

In March 2020, 75,825,130 ordinary shares were issued at an issue price of 1.1p per ordinary share by way of a further placing of ordinary shares to raise finance.

In June 2020, 36,269,253 ordinary shares were issued at an issue price of 0.005p per ordinary share by way of a placing of ordinary shares to raise finance.

In March 2021, 250,000 ordinary shares were issued in relation to an exercise of options at an issue price of 0.045p per ordinary share.

In May 2021, 36,363,636 ordinary shares were issued in relation to an exercise of warrants at an issue price of 0.0135p per ordinary share.

In May 2021, 72,000,000 ordinary shares were issued in relation to an exercise of warrants at an issue price of 0.0055p per ordinary share.

In May 2021, 76,605,760 ordinary shares were issued in relation to a conversion of loan notes at an issue price of 0.004p per ordinary share.

In May 2021, 73,304,650 ordinary shares were issued in relation to a conversion of loan notes at an issue price of 0.085p per ordinary share.

In May 2021, 39,605,760 ordinary shares were issued in relation to an exercise of warrants at an issue price of 0.004p per ordinary share.

In February 2022, 165,176,000 ordinary shares were issued in relation to a conversion of loan notes at an issue price of 0.004p per ordinary share.

In February 2022, 238,543,360 ordinary shares were issued in relation to a cashless exercise of warrants.

Share options reserve

The share-based payment reserve for options represents the cost to issue share-based compensation, primarily share options, based on their grant date fair value.

Share warrants reserve

The share-based payment reserve for warrants represent the cost to issue warrants based on their grant date fair value.

Convertible Loan Note reserve

The convertible loan note reserve represents the proceeds received on issuance of convertible loan notes classified as equity instruments, accrued interest and any relative fair value adjustments. .

Retained Deficit reserve

Retained deficit represent the cumulative profits/(losses) of the entity which have not been distributed to shareholders.

Translation reserve

The translation reserve represents the unrealised gains or losses from the foreign currency translation of Companies within the Group.

Dividends

The Directors paid no dividend during the year to 31 March 2022 and 31 March 2021.

Transfer between equity reserves

The company affected a transfer between reserves in equity in order to align the values of the equity reserves on a relative fair value basis. The total amount recorded in equity remains unaltered.